Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments Disclosure [Abstract]
Estimated carrying values and fair values of NRG's recorded financial instruments
The estimated carrying values and fair values of NRG's recorded financial instruments not carried at fair market value are as follows:

	As of December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Assets
Notes receivable	$156	$161	$177	$190
Liabilities
Long-term debt, including current portion	9,729	9,716	9,104	9,236
Funded letter of credit	—	—	1,300	1,295

Assets and liabilities measured and recorded at fair value on the consolidated balance sheet on a recurring basis
The following tables present assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheet on a recurring basis and their level within the fair value hierarchy:

	As of December 31, 2011
	Fair Value
	Level 1	Level 2	Level 3	Total
	(In millions)
Investment in available-for-sale securities (classified within other non-current assets):
Debt securities	$—	$—	$7	$7
Marketable equity securities	1	—	—	1
Trust fund investments:
Cash and cash equivalents	2	—	—	2
U.S. government and federal agency obligations	44	—	—	44
Federal agency mortgage-backed securities	—	63	—	63
Commercial mortgage-backed securities	—	7	—	7
Corporate debt securities	—	54	—	54
Equity securities	209	—	42	251
Foreign government fixed income securities	—	4	—	4
Derivative assets:
Commodity contracts	2,661	1,930	75	4,666
Total assets	$2,917	$2,058	$124	$5,099
Derivative liabilities:
Commodity contracts	$2,757	$1,283	$67	$4,107
Interest rate contracts	—	108	—	108
Total liabilities	$2,757	$1,391	$67	$4,215

	As of December 31, 2010
	Fair Value
	Level 1	Level 2	Level 3	Total
	(In millions)
Investment in available-for-sale securities (classified within other non-current assets):
Debt securities	$—	$—	$8	$8
Marketable equity securities	3	—	—	3
Trust fund investments:
Cash and cash equivalents	9	—	—	9
U.S. government and federal agency obligations	27	—	—	27
Federal agency mortgage-backed securities	—	57	—	57
Commercial mortgage-backed securities	—	11	—	11
Corporate debt securities	—	56	—	56
Equity securities	213	—	39	252
Foreign government fixed income securities	—	2	—	2
Derivative assets:
Commodity contracts	652	2,046	24	2,722
Total assets	$904	$2,172	$71	$3,147
Derivative liabilities:
Commodity contracts	$660	$1,251	$51	$1,962
Interest rate contracts	—	88	—	88
Total liabilities	$660	$1,339	$51	$2,050

Reconciliation of beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements at least annually using significant unobservable inputs
The following tables reconcile, for the years ended December 31, 2011, and 2010, the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements at least annually using significant unobservable inputs:

	For the Year Ended December 31, 2011
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Debt Securities	Trust Fund Investments	Derivatives (a)	Total
	(In millions)
Beginning balance as of January 1, 2011	$8	$39	$(27)	$20
Total gains and losses (realized/unrealized):
Included in OCI	(1)	—	—	(1)
Included in earnings	—	—	28	28
Included in nuclear decommissioning obligations	—	(6)	—	(6)
Purchases	—	9	4	13
Transfers into Level 3 (b)	—	—	(3)	(3)
Transfers out of Level 3 (b)	—	—	6	6
Ending balance as of December 31, 2011	$7	$42	$8	$57
The amount of the total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held as of December 31, 2011	$—	$—	$3	$3

	For the Year Ended December 31, 2010
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Debt Securities	Trust Fund Investments	Derivatives (a)	Total
	(In millions)
Beginning balance as of January 1, 2010	$9	$37	$(13)	$33
Total gains and losses (realized/unrealized):
Included in OCI	1	—	—	1
Included in earnings	3	—	28	31
Included in nuclear decommissioning obligations	—	2	—	2
Purchases	—	—	(8)	(8)
Sales	(5)	—	—	(5)
Transfers into Level 3 (b)	—	—	(26)	(26)
Transfer out of Level 3 (b)	—	—	(8)	(8)
Ending balance as of December 31, 2010	$8	$39	$(27)	$20
The amount of the total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held as of December 31, 2010	$—	$—	$5	$5

(a)	Consists of derivatives assets and liabilities, net.

(b)	Transfers in/out of Level 3 are related to the availability of external broker quotes, and are valued as of the end of the reporting period. All transfers in/out are with Level 2.

Schedule of credit risk
The following table highlights the counterparty credit quality and the net counterparty credit exposure by industry sector. Net counterparty credit exposure is defined as the aggregate net asset position for NRG with counterparties where netting is permitted under the enabling agreement and includes all cash flow, mark-to-market and NPNS, and non-derivative transactions. The exposure as of December 31, 2011 is shown net of collateral held, and includes amounts net of receivables or payables.

Category	Net Exposure (a) (% of Total)
Financial institutions	57%
Utilities, energy merchants, marketers and other	39
Coal and emissions	1
ISOs	3
Total	100%

Category	Net Exposure (a) (% of Total)
Investment grade	70%
Non-rated (b)	27
Non-Investment grade	3
Total	100%

(a)	Counterparty credit exposure excludes uranium and coal transportation contracts because of the unavailability of market prices.

(b)
For non-rated counterparties, the majority of the exposure is related to ISO and municipal public power entities, which are considered investment grade equivalent ratings based on NRG's internal credit ratings.